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                   The Hartford Financial Services Group, Inc.
                               Investment Law Unit
                              55 Farmington Avenue
                               Hartford, CT 06105



VIA ELECTRONIC TRANSMISSION


March 12, 2001


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      The Hartford Mutual Funds, Inc.- Rule 497(j) Filing
         In Connection with Post-Effective Amendment #18
         File No. 333-02381
         CIK No. 0001006415

Dear Commissioners:

         In lieu of filing the definitive prospectuses and statement of additional information for The Hartford Mutual Funds, Inc. (the "Company") pursuant to Rule 497(c) under the Securities Act of 1933, the Company certifies that:

1) the form of prospectuses and statement of additional information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent registration statement, and

2) the text of the most recent registration statement was filed electronically February 23, 2001.

         Please contact me at (860) 297-6443 with any questions.



Sincerely,

/s/ Kevin J. Carr

Kevin J. Carr
Counsel